PROVISIONS	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
PROVISIONS	21. PROVISIONS

	Customer remediation	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	348	112	2	4	28	85	18	14	611
Additional provisions (See Note 4)	9	9	93	–	17	5	68	98	299
Provisions released (See Note 4)	–	(42)	–	–	(1)	(12)	–	(3)	(58)
Utilisation and other	(51)	(16)	(27)	(39)	(2)	–	(32)	(85)	(252)
Reclassification from provisions to other assets	–	–	–	39	–	–	–	–	39
At 30 June 2025	306	63	68	4	42	78	54	24	639
Customer remediation
Historical motor finance commission payments
On 1 August 2025, the Supreme Court handed down its judgment that motor dealers acting as credit brokers do not owe fiduciary or disinterested duties to their customers and, as a consequence, commission payments by lenders to motor dealers would not be unlawful on that basis. In addition, the Supreme Court held that an unfair relationship under s.140A of the Consumer Credit Act 1974 had arisen in the Johnson case on its facts and awarded the amount of the commission paid by the lender plus interest at a commercial rate as the remedy. It also confirmed that the test for unfairness was highly fact sensitive and it outlined a series of non-exhaustive factors to consider in assessing unfair relationships in this context (indicating that no or partial disclosure was not necessarily enough on its own to constitute an unfair relationship).
Following the Supreme Court judgment, the FCA announced on 3 August 2025 that it intends to undertake a consultation starting in early October 2025 and lasting six weeks on an industry wide redress scheme. The consultation is expected to cover elements of the scope and design of the scheme that could affect the ultimate financial impact to the Santander UK group.
There continue to be uncertainties related to the outcome of the FCA consultation and there may be further legal proceedings or actions that influence that final outcome. Santander UK has updated the key assumptions related to the current provision in light of the Supreme Court decision and the FCA announcement and has concluded that the existing provision balance of £287m at 30 June 2025 remains appropriate. These key assumptions include various estimates for thresholds that may indicate a customer harm, the perimeter of commission models that could be in scope for redress, alternative redress approaches including both opt-in and opt-out approaches which directly impact the expected claim rate, the redress amount, compensatory interest and operating costs. The provision remains sensitive to the redress approach the FCA may require lenders and/or dealers to make. The provision will continue to be reviewed for any further information that becomes available, with an update provided as and when necessary.
Payment Protection Insurance claim
AXA France IARD and AXA France Vie (former GE Capital Corporation Group entities, known as Financial Insurance Company Ltd (FICL) and Financial
Assurance Company Ltd (FACL), acquired by AXA SA in 2015) (together, AXA France) brought a claim against (i) Santander Cards UK Limited (formerly known as GE Capital Bank Limited (GECB), which was acquired by Banco Santander SA in 2008 and subsequently transferred to Santander UK plc); and (ii) Santander
Insurance Services UK Limited (a Banco Santander SA subsidiary) (SISUK, and together with GECB, the Santander Entities). The claim relates to the allocation of liability for compensation and associated costs in respect of a large number of PPI policies distributed by GECB pre-2005, which were underwritten by FICL and FACL. Trial for this claim was held over five weeks beginning on 11 March 2025.
On 25 July 2025, the Commercial Court of England and Wales handed down its judgment in relation to the claim brought by AXA France (the Judgment). It found against SISUK in relation to AXA France’s claim pursuant to an indemnity in an agency agreement entered into between GECB, FICL and FACL in 2000 and novated by GECB to SISUK in 2010. It also found GECB negligent in the sale of PPI policies, but this element of the claim was time barred to PPI policies sold in the period between 2002 and 2005 and overlaps with the indemnity claim. The Judgment required SISUK to pay £515m plus interest of £162m on 15 August
2025. SISUK, funded by Banco Santander SA, has paid the Judgment debt in full.
The Santander Entities disagree with the outcome and have sought permission to appeal from the Court of Appeal. Santander UK has retained a provision which represents its best estimate of the residual costs of GECB, which are not material.
There was no material impact of the Judgment on the H1-25 consolidated financial results of Santander UK and Santander UK plc and no material impact on the
Santander UK and Santander UK plc consolidated CET1 ratios at 30 June 2025.
No customers have suffered loss as a consequence of the claim brought by AXA France or the Judgment, nor does it impact upon past redress paid to customers for PPI complaints.
Regulatory levies and fees
Regulatory levies and fees are payable to regulatory bodies such as the FCA, PRA and Bank of England in the ordinary course of business. In H1-25 there were charges of £93m (H1-24: £41m) including £48m (H1-24: £nil) relating to FCA fees.
Other
In H1-25, other provisions included charges for operational risk provisions of £71m (H1-24: £71m), including fraud losses of £54m (H1-24: £54m).
Transforming our Branch Network
In H1-25 we announced changes to our branch network to enable the bank to better serve the changing needs of its customers. Starting in June 2025, the changes involve the closure of 95 branches, with new Community Bankers providing local communities with ongoing face-to-face support in these locations. Our refreshed network will consist of 349 branches, including 290 full-service branches, 36 reduced-hours branches, 18 counter-free branches and 5 Work Cafés. As part of these changes, approximately 750 of our colleagues have been placed at risk of redundancy, with support provided to those impacted, including assistance in finding redeployment roles within the bank, access to specialist outplacement support, and dedicated wellbeing support. As a result, we have taken
£63m in charges in H1-25, including £25m in redundancy provisions and £17m in property provisions which are included in the table shown above. The remaining £21m relates to the impairment of property, see Note 15.